ACCRUED LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued interest	$ 2,269	$ 16,411
Interest Due and Payable [Member]
Accrued interest	$ 1,995	$ 10,806